KRISPY KREME DOUGHNUTS, INC.
370 Knollwood Street
Winston-Salem, North Carolina 27101

April 25, 2013

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	Krispy Kreme Doughnuts, Inc. — Preliminary Proxy Materials

Ladies and Gentlemen:

     On behalf of Krispy Kreme Doughnuts, Inc. (the “Company”), accompanying this letter for filing please find (i) the preliminary notice of annual meeting of shareholders, proxy statement and form of proxy (the “preliminary proxy materials”) to be furnished by the Company to its shareholders in connection with the Company’s 2013 Annual Meeting of Shareholders (the “Annual Meeting”) scheduled for June 18, 2013, as required pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and (ii) the Schedule 14A cover page required pursuant to Rule 14a-6(m) under the Exchange Act.

     The Company intends to begin distributing its definitive proxy materials to its shareholders on or about May 6, 2013.

Sincerely,

/s/ Darryl R. Marsch
Darryl R. Marsch
Sr. Vice President, General Counsel & Secretary